Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) individual	Dec. 31, 2023 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	14	12
Base salary and annual incentive compensation	$ 24	$ 26
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	47	28
Value of pension and post-retirement benefits	2	2
Severance	$ 5	$ 0
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	13	11
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	0	0
Share-based long-term incentive compensation	4	4
Value of pension and post-retirement benefits	0	0
Severance	$ 0	$ 0